PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
Advance to suppliers	$ 1,033	$ 632
Government institutions	831	847
Prepaid expenses and others	2,523	3,182
Total prepaid expenses and other receivables	$ 4,387	$ 4,661